Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions
Schedule of provisions

	12/31/2024	12/31/2023
Provision for legal and administrative proceedings	53,792	39,368
Provision for expected credit losses on loan commitments (a)	97,945	31,084
Total	151,737	70,452
(a) Inter recognizes expected losses for financial assets on loan commitments that include both a used component and an unused loan commitment component. To the extent that the combined value of expected credit losses exceeds the gross carrying amount of the financial asset, the remaining balance is presented as a provision.
Schedule of contingent liabilities

12/31/2024		12/31/2023
Total value	Value at risk	Total value	Value at risk
63,301	30,312	72,259	33,390

Schedule of contingent liabilities - COFINS

12/31/2024		12/31/2023
Total value	Value at risk	Total value	Value at risk
153,760	68,738	145,522	65,044

Legal proceedings provision [member]
Provisions
Schedule of change in provisions

	Labor	Civil	Total
Balance at December 31, 2023	5,982	33,386	39,368
Constitution/increase in provision	5,494	38,862	44,356
Payments	(2,919)	(32,720)	(35,639)
Business combination (a)	5,367	340	5,707
Balance at December 31, 2024	13,924	39,868	53,792

Balance at December 31, 2022	3,788	24,330	28,118
Constitution/increase in provision	3,429	35,126	38,555
Payments	(1,235)	(26,070)	(27,305)
Balance at December 31, 2023	5,982	33,386	39,368

(a)    As part of the acquisition of Inter Pag,the Group recognized a labor provision of R$5,367 and a civil provision of R$340 (see Note 4.b). On December 31, 2024, the labor and civil provisions were revalued in the amounts of R$4,986 and R$344, respectively, totaling R$5,330.